SHAREHOLDER LETTER

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Your Fund's Goal: Franklin Asset Allocation Fund seeks to provide total return through investment in common stocks, investment-grade corporate and U.S. government bonds, short-term money market instruments, securities of foreign issuers, and real estate securities.
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Dear Shareholder:

We are pleased to bring you this annual report of Franklin Asset Allocation Fund, which covers the year ended December 31, 1999. During the 12 months under review, the U.S. economy continued its notable expansion, as reflected by a 5.7% third-quarter gross domestic product (GDP) growth rate and an estimated annualized fourth quarter GDP of 5.8%. Renewed Asian and European economic growth impacted many industries worldwide and, combined with almost non-existent global inflation, created a uniquely positive environment for equity markets. However, bond markets, negatively impacted by the reporting period's generally rising interest rates, presented a different picture, and most bond sectors posted dismal results for the year.




CONTENTS

Shareholder Letter ............................................                1

Performance Summary ...........................................                6

Financial Highlights &
Statement of Investments ......................................                9

Financial Statements ..........................................               15

Notes to
Financial Statements ..........................................               18

Independent
Auditors' Report ..............................................               22

Tax Designation ...............................................               23



[FUND CATEGORY GRAPHICS]


You will find a complete listing of portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

                                  [PIE CHART]

ASSET ALLOCATION
Based on Total Net Assets
12/31/99

Equity    75.1%
Fixed-Income
Securities     14.4%
Cash & Equivalents  10.5%


Within this environment, Franklin Asset Allocation - Class A performed well, delivering an +18.72% one-year cumulative total return, as shown in the Performance Summary on page 6. The Standard & Poor's(R) S&P 500(R) Index and Lehman Brothers Government/Corporate Bond Index, the fund's benchmark indexes, posted returns of 21.04% and -2.15%, respectively, for the year.(1)

Throughout the period, we used quantitative, technical and fundamental analysis to identify economic sectors, industries and companies that we believed offered the best opportunity for achieving the fund's goal. We sought to diversify investments among different asset classes in order to reduce the impact of a particular security or asset class on the fund. The fund's strong performance relative to the Lehman Brothers/Corporate Bond Index was largely due to our overweighting of stocks versus bonds and cash; conversely our underperformance relative to the S&P 500 reflected the weak bond market's impact on the fund's fixed-income holdings. On December 31, 1999, 75.1% of the fund's portfolio was composed of stocks, 14.4% of fixed income securities and 10.5% of short-term investments and other net assets.

After selection of the asset classes and industries in which the fund should invest, we used a bottom-up strategy to select individual companies, considering factors such as price-to-earnings ratio, management quality, and industry leadership. In the capital goods sector, we purchased shares of electrical equipment companies such as General Electric Co. and Honeywell International Inc. In the basic industries sector, we concentrated on the paper industry, adding to holdings of Bowater Inc.; in the utilities sector, we established positions in specialty growth companies such as Enron Corp. and Montana Power Co.

(1). Source: Standard & Poor's Micropal. Indexes are unmanaged and include reinvested dividends and interest; one cannot invest directly in an index.

Believing that electronic technology companies stand to benefit from a worldwide trend toward voice, video and data integration, we focused on that sector, which accounted for 16.4% of total net assets on December 31, 1999. Within this sector, we preferred communications and communications equipment companies such as Motorola Inc., Cisco Systems Inc. and Lucent Technologies Inc. We also favored retail trade, our fourth largest sector holding, and our positions in companies like Tiffany & Co., Wal-Mart Stores Inc. and Costco Companies Inc. performed exceptionally well over the period. In the consumer staples area, where we remained committed to the entertainment and broadcasting industries, our holdings of Time Warner Inc. and Clear Channel Communications Inc.
also delivered superior returns during the year.

Although our health care industry holdings were underweighted compared to the S&P 500, we did find value in the pharmaceutical sector during the last quarter of the year. Taking advantage of market dips, we initiated positions in Pfizer Inc., Schering-Plough Corp. and Warner-Lambert Co., and added Biogen Inc. to the fund.


TOP 10 SECTORS
12/31/99

                                     % OF TOTAL
SECTOR                               NET ASSETS
-----------------------------------------------
Electronic Technology                  16.4%

Health Technology                       8.1%

Producer Manufacturing                  7.1%

Retail Trade                            6.9%

Consumer Services                       5.1%

Energy                                  5.0%

Consumer Non-Durables                   4.6%

Utilities                               4.5%

Telecommunications                      3.5%

Finance                                 3.2%

TOP 10 EQUITY HOLDINGS
12/31/99

COMPANY                                % OF TOTAL
INDUSTRY                               NET ASSETS
-------------------------------------------------
Cisco Systems Inc.                        3.21%
Electronic Technology

Genentech Inc.                            2.69%
Health Technology

Tiffany & Co.                             2.14%
Retail Trade

General Electric Co.                      2.06%
Producer Manufacturing

Motorola Inc.                             1.96%
Electronic Technology

Wal-Mart Stores Inc.                      1.84%
Retail Trade

Enron Corp.                               1.77%
Utilities

Lucent Technologies Inc.                  1.74%
Electronic Technology

Dayton Hudson Corp.                       1.71%
Retail Trade

American International
Group Inc.                                1.57%
Finance

Regarding fixed income securities, due to the expanding economy and rising interest rates, the fund didn't significantly alter its bond portfolio during the past year. Should the economy show any signs of softening, the fund would consider increasing its bond weighting. Until that time, however, we will hold to an equity-focused strategy.

Looking forward, if analysts' 10% earnings assumptions for the S&P 500 are correct, the market could have another year of positive returns. However, potentially rising interest rates, election year uncertainties and possible post-new year Y2K computer glitches bear close watching. Even though Y2K "cross over weekend" may have been a non-event, the outside chance remains that, as the year progresses, certain chips may malfunction, temporarily disrupting the manufacturing process. And, if the Fed raises interest rates, corporate earnings could be negatively impacted. Finally, election years traditionally have been periods of uncertainty, and the markets generally don't like surprises. Nevertheless, we would view any market dips caused by these potential events as opportunities to buy leading-edge, well-positioned companies within their respective industries.


We appreciate your participation in Franklin Asset Allocation Fund and welcome your comments and suggestions.


Sincerely,

/s/ R. Martin Wiskemann
------------------------------
R. Martin Wiskemann
Portfolio Manager
Franklin Asset Allocation Fund



R. MARTIN WISKEMANN

Martin Wiskemann is a senior vice president of Franklin Management, Inc., vice president of ILA Financial Services, Inc. and vice president of Franklin Templeton Distributors, Inc., the underwriting subsidiary of Franklin Resources, Inc. He received a degree in business administration from the Handelsschule of the State of Zurich, Switzerland and he is a member of the Financial Analysts Federation and the Security Analysts of San Francisco.


This discussion reflects our views, opinions, and portfolio holdings as of December 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A (formerly Class I): Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C (formerly Class II): Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ONE-YEAR PERFORMANCE SUMMARY
AS OF 12/31/99

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return              +18.72%
Net Asset Value (NAV)              (12/31/99) $11.33          (12/31/98) $9.96
Change in NAV                      +$1.37
Distributions (1/1/99-12/31/99)    Dividend Income            $0.1645
                                   Short-Term Capital Gain    $0.1029
                                   Long-Term Capital Gain     $0.1978
                                   -------------------------------------------
                                   Total                      $0.4652
CLASS C
Aggregate Total Return             +11.57%
Net Asset Value (NAV)              (12/31/99) $11.31          (5/1/99) $10.50
Change in NAV                      +$0.81
Distributions (5/1/99-12/31/99)    Dividend Income            $0.0850
                                   Short-Term Capital Gain    $0.1029
                                   Long-Term Capital Gain     $0.1978
                                   -------------------------------------------
                                   Total                      $0.3857


Franklin Asset Allocation Fund paid distributions derived from long-term capital gains totaling 19.78 cents ($0.1978) per share in June and December 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).









            Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                    INCEPTION
CLASS A                         1-YEAR     5-YEAR       10-YEAR     (12/5/51)
--------------------------------------------------------------------------------
Cumulative Total Return(1)       +18.72%    +122.14%      +236.96%    +8,738.33%

Average Annual Total Return(2)   +11.87%     +15.94%       +12.24%        +9.64%

Value of $10,000 Investment(3)   $11,187    $20,945       $31,739      $833,805

30-Day Standardized Yield(4)            1.25%



                                                                      INCEPTION
CLASS C                                                                (5/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                              +11.57%

Aggregate Total Return(2)                                                +9.42%

Value of $10,000 Investment(3)                                          $10,942

30-Day Standardized Yield(4)            0.59%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class C shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1999.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS A
----------------------------------------
1-Year                           +11.87%

5-Year                           +15.94%

10-Year                          +12.24%

Since Inception (12/5/51)        +9.64%

AGGREGATE ANNUAL
TOTAL RETURN
12/31/99

CLASS C
---------------------------------------
Since Inception (5/1/99)         +9.42%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


This graph compares the performance of Franklin Asset Allocation Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of S&P 500 Index*, the Lehman Brothers Government Corporate Bond Index* and the CPI* from 1/1/90-12/31/99.

      DATE          FRANKLIN ASSET       S&P 500       LB GOV/CORP       CPI          S&P %          LB %        CPI %
                   ALLOCATION FUND                     BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   01/01/1990           $9,419           $10,000         $10,000       $10,000
   01/31/1990           $8,857           $9,329          $9,863        $10,103       -6.71%         -1.37%       1.03%
   02/28/1990           $8,984           $9,449          $9,885        $10,150        1.29%         0.22%        0.47%
   03/31/1990           $9,183           $9,700          $9,886        $10,206        2.65%         0.01%        0.55%
   04/30/1990           $9,063           $9,458          $9,795        $10,223       -2.49%         -0.92%       0.16%
   05/31/1990           $9,605           $10,380         $10,079       $10,246        9.75%         2.90%        0.23%
   06/30/1990           $9,533           $10,311         $10,241       $10,301       -0.67%         1.61%        0.54%
   07/31/1990           $9,359           $10,278         $10,368       $10,341       -0.32%         1.24%        0.38%
   08/31/1990           $8,628           $9,349          $10,218       $10,436       -9.04%         -1.45%       0.92%
   09/30/1990           $8,144           $8,893          $10,303       $10,523       -4.87%         0.83%        0.84%
   10/31/1990           $7,826           $8,855          $10,439       $10,587       -0.43%         1.32%        0.60%
   11/30/1990           $8,322           $9,427          $10,666       $10,610        6.46%         2.18%        0.22%
   12/31/1990           $8,601           $9,690          $10,827       $10,610        2.79%         1.51%        0.00%
   01/31/1991           $9,194           $10,113         $10,948       $10,674        4.36%         1.12%        0.60%
   02/28/1991           $9,500           $10,836         $11,043       $10,690        7.15%         0.86%        0.15%
   03/31/1991           $9,661           $11,098         $11,119       $10,706        2.42%         0.69%        0.15%
   04/30/1991           $9,703           $11,125         $11,247       $10,722        0.24%         1.15%        0.15%
   05/31/1991          $10,223           $11,604         $11,298       $10,754        4.31%         0.46%        0.30%
   06/30/1991           $9,827           $11,073         $11,286       $10,785       -4.58%         -0.11%       0.29%
   07/31/1991          $10,038           $11,589         $11,427       $10,801        4.66%         1.25%        0.15%
   08/31/1991          $10,206           $11,863         $11,690       $10,832        2.37%         2.30%        0.29%
   09/30/1991          $10,210           $11,665         $11,934       $10,880       -1.67%         2.09%        0.44%
   10/31/1991          $10,359           $11,822         $12,040       $10,896        1.34%         0.89%        0.15%
   11/30/1991           $9,931           $11,345         $12,161       $10,928       -4.03%         1.00%        0.29%
   12/31/1991          $10,510           $12,643         $12,571       $10,936       11.44%         3.37%        0.07%
   01/31/1992          $10,769           $12,408         $12,385       $10,952       -1.86%         -1.48%       0.15%
   02/29/1992          $11,070           $12,568         $12,450       $10,992        1.29%         0.53%        0.36%
   03/31/1992          $11,008           $12,323         $12,382       $11,048       -1.95%         -0.55%       0.51%
   04/30/1992          $11,268           $12,685         $12,456       $11,063        2.94%         0.60%        0.14%
   05/31/1992          $11,225           $12,747         $12,698       $11,079        0.49%         1.94%        0.14%
   06/30/1992          $11,094           $12,557         $12,883       $11,118       -1.49%         1.46%        0.36%
   07/31/1992          $11,313           $13,071         $13,213       $11,142        4.09%         2.56%        0.21%
   08/31/1992          $11,072           $12,803         $13,330       $11,173       -2.05%         0.89%        0.28%
   09/30/1992          $11,337           $12,953         $13,513       $11,204        1.17%         1.37%        0.28%
   10/31/1992          $11,182           $12,997         $13,306       $11,243        0.34%         -1.53%       0.35%
   11/30/1992          $11,601           $13,439         $13,294       $11,259        3.40%         -0.09%       0.14%
   12/31/1992          $11,999           $13,604         $13,523       $11,251        1.23%         1.72%        -0.07%
   01/31/1993          $12,265           $13,718         $13,818       $11,306        0.84%         2.18%        0.49%
   02/28/1993          $12,399           $13,905         $14,105       $11,346        1.36%         2.08%        0.35%
   03/31/1993          $12,666           $14,198         $14,153       $11,386        2.11%         0.34%        0.35%
   04/30/1993          $12,778           $13,855         $14,262       $11,418       -2.42%         0.77%        0.28%
   05/31/1993          $13,001           $14,225         $14,255       $11,434        2.67%         -0.05%       0.14%
   06/30/1993          $13,192           $14,266         $14,579       $11,450        0.29%         2.27%        0.14%
   07/31/1993          $13,124           $14,209         $14,672       $11,450       -0.40%         0.64%        0.00%
   08/31/1993          $13,552           $14,747         $15,009       $11,482        3.79%         2.30%        0.28%
   09/30/1993          $13,698           $14,634         $15,062       $11,506       -0.77%         0.35%        0.21%
   10/31/1993          $13,947           $14,937         $15,124       $11,553        2.07%         0.41%        0.41%
   11/30/1993          $13,834           $14,795         $14,953       $11,561       -0.95%         -1.13%       0.07%
   12/31/1993          $14,220           $14,974         $15,018       $11,561        1.21%         0.44%        0.00%
   01/31/1994          $14,677           $15,483         $15,244       $11,592        3.40%         1.50%        0.27%
   02/28/1994          $14,563           $15,063         $14,911       $11,632       -2.71%         -2.18%       0.34%
   03/31/1994          $14,094           $14,407         $14,546       $11,671       -4.36%         -2.45%       0.34%
   04/30/1994          $14,140           $14,591         $14,425       $11,688        1.28%         -0.83%       0.14%
   05/31/1994          $14,300           $14,830         $14,399       $11,696        1.64%         -0.18%       0.07%
   06/30/1994          $14,127           $14,467         $14,366       $11,736       -2.45%         -0.23%       0.34%
   07/31/1994          $14,382           $14,941         $14,654       $11,767        3.28%         2.00%        0.27%
   08/31/1994          $14,775           $15,554         $14,659       $11,814        4.10%         0.04%        0.40%
   09/30/1994          $14,602           $15,174         $14,438       $11,846       -2.44%         -1.51%       0.27%
   10/31/1994          $14,672           $15,516         $14,422       $11,854        2.25%         -0.11%       0.07%
   11/30/1994          $14,184           $14,951         $14,396       $11,870       -3.64%         -0.18%       0.13%
   12/31/1994          $14,288           $15,172         $14,491       $11,870        1.48%         0.66%        0.00%
   01/31/1995          $14,452           $15,565         $14,770       $11,917        2.59%         1.92%        0.40%
   02/28/1995          $14,943           $16,172         $15,112       $11,965        3.90%         2.32%        0.40%
   03/31/1995          $15,235           $16,650         $15,213       $12,005        2.95%         0.67%        0.33%
   04/30/1995          $15,305           $17,139         $15,426       $12,044        2.94%         1.40%        0.33%
   05/31/1995          $15,682           $17,825         $16,073       $12,068        4.00%         4.19%        0.20%
   06/30/1995          $15,952           $18,238         $16,201       $12,092        2.32%         0.80%        0.20%
   07/31/1995          $16,236           $18,844         $16,138       $12,092        3.32%         -0.39%       0.00%
   08/31/1995          $16,331           $18,891         $16,345       $12,124        0.25%         1.28%        0.26%
   09/30/1995          $16,638           $19,688         $16,511       $12,148        4.22%         1.02%        0.20%
   10/31/1995          $16,591           $19,617         $16,754       $12,188       -0.36%         1.47%        0.33%
   11/30/1995          $17,282           $20,478         $17,031       $12,180        4.39%         1.65%        -0.07%
   12/31/1995          $17,402           $20,873         $17,281       $12,171        1.93%         1.47%        -0.07%
   01/31/1996          $17,930           $21,583         $17,388       $12,243        3.40%         0.62%        0.59%
   02/29/1996          $18,098           $21,784         $17,020       $12,282        0.93%         -2.12%       0.32%
   03/31/1996          $18,314           $21,993         $16,877       $12,346        0.96%         -0.84%       0.52%
   04/30/1996          $18,652           $22,316         $16,760       $12,394        1.47%         -0.69%       0.39%
   05/31/1996          $18,942           $22,892         $16,732       $12,418        2.58%         -0.17%       0.19%
   06/30/1996          $19,027           $22,979         $16,954       $12,425        0.38%         1.33%        0.06%
   07/31/1996          $18,274           $21,963         $16,993       $12,449       -4.42%         0.23%        0.19%
   08/31/1996          $18,735           $22,427         $16,951       $12,472        2.11%         -0.25%       0.19%
   09/30/1996          $19,379           $23,689         $17,252       $12,512        5.63%         1.78%        0.32%
   10/31/1996          $19,647           $24,343         $17,654       $12,552        2.76%         2.33%        0.32%
   11/30/1996          $20,573           $26,184         $17,979       $12,576        7.56%         1.84%        0.19%
   12/31/1996          $20,432           $25,665         $17,780       $12,576       -1.98%         -1.11%       0.00%
   01/31/1997          $20,874           $27,269         $17,801       $12,616        6.25%         0.12%        0.32%
   02/28/1997          $20,751           $27,482         $17,838       $12,655        0.78%         0.21%        0.31%
   03/31/1997          $20,579           $26,352         $17,626       $12,687       -4.11%         -1.19%       0.25%
   04/30/1997          $20,851           $27,926         $17,883       $12,702        5.97%         1.46%        0.12%
   05/31/1997          $21,912           $29,626         $18,050       $12,695        6.09%         0.93%        -0.06%
   06/30/1997          $22,430           $30,954         $18,266       $12,710        4.48%         1.20%        0.12%
   07/31/1997          $23,644           $33,417         $18,825       $12,725        7.96%         3.06%        0.12%
   08/31/1997          $23,000           $31,546         $18,614       $12,749       -5.60%         -1.12%       0.19%
   09/30/1997          $24,127           $33,275         $18,907       $12,781        5.48%         1.57%        0.25%
   10/31/1997          $23,331           $32,163         $19,209       $12,813       -3.34%         1.60%        0.25%
   11/30/1997          $23,456           $33,653         $19,311       $12,806        4.63%         0.53%        -0.06%
   12/31/1997          $23,546           $34,231         $19,514       $12,790        1.72%         1.05%        -0.12%
   01/31/1998          $23,572           $34,611         $19,789       $12,814        1.11%         1.41%        0.19%
   02/28/1998          $24,508           $37,107         $19,749       $12,839        7.21%         -0.20%       0.19%
   03/31/1998          $24,925           $39,007         $19,811       $12,863        5.12%         0.31%        0.19%
   04/30/1998          $25,055           $39,401         $19,910       $12,886        1.01%         0.50%        0.18%
   05/31/1998          $24,742           $38,723         $20,123       $12,910       -1.72%         1.07%        0.18%
   06/30/1998          $25,069           $40,295         $20,328       $12,925        4.06%         1.02%        0.12%
   07/31/1998          $24,726           $39,864         $20,344       $12,941       -1.07%         0.08%        0.12%
   08/31/1998          $22,538           $34,100         $20,741       $12,956       -14.46%        1.95%        0.12%
   09/30/1998          $23,525           $36,285         $21,334       $12,972        6.41%         2.86%        0.12%
   10/31/1998          $24,665           $39,236         $21,183       $13,003        8.13%         -0.71%       0.24%
   11/30/1998          $25,618           $41,613         $21,310       $13,003        6.06%         0.60%        0.00%
   12/31/1998          $26,733           $44,010         $21,363       $12,995        5.76%         0.25%        -0.06%
   01/31/1999          $27,726           $45,850         $21,515       $13,026        4.18%         0.71%        0.24%
   02/28/1999          $26,733           $44,424         $21,003       $13,042       -3.11%         -2.38%       0.12%
   03/31/1999          $27,485           $46,201         $21,108       $13,081        4.00%         0.50%        0.30%
   04/30/1999          $28,293           $47,989         $21,160       $13,176        3.87%         0.25%        0.73%
   05/31/1999          $27,781           $46,856         $20,942       $13,176       -2.36%         -1.03%       0.00%
   06/30/1999          $28,841           $49,457         $20,877       $13,176        5.55%         -0.31%       0.00%
   07/31/1999          $28,760           $47,914         $20,819       $13,216       -3.12%         -0.28%       0.30%
   08/31/1999          $28,651           $47,674         $20,802       $13,248       -0.50%         -0.08%       0.24%
   09/30/1999          $28,218           $46,368         $20,990       $13,311       -2.74%         0.90%        0.48%
   10/31/1999          $28,953           $49,303         $21,044       $13,335        6.33%         0.26%        0.18%
   11/30/1999          $29,661           $50,304         $21,032       $13,343        2.03%         -0.06%       0.06%
   12/31/1999          $31,739           $53,267         $20,903       $13,343        5.89%         -0.61%

*Source: Standard & Poor's Micropal.


This graph compares the performance of Franklin Asset Allocation Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 Index*, the Lehman Brothers Government Corporate Bond Index* and the CPI* from 5/3/99-12/31/99.

      DATE          FRANKLIN ASSET       S&P 500       LB GOV/CORP       CPI          S&P %          LB %        CPI %
                   ALLOCATION FUND                     BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   05/03/1999           $9,896           $10,000         $10,000       $10,000
   05/31/1999           $9,171           $9,764          $9,897        $10,000       -2.36%         -1.03%       0.00%
   06/30/1999          $10,076           $10,306         $9,866        $10,000        5.55%         -0.31%       0.00%
   07/31/1999          $10,038           $9,984          $9,839        $10,030       -3.12%         -0.28%       0.30%
   08/31/1999           $9,990           $9,934          $9,831        $10,054       -0.50%         -0.08%       0.24%
   09/30/1999           $9,833           $9,662          $9,919        $10,102       -2.74%         0.90%        0.48%
   10/31/1999          $10,090           $10,274         $9,945        $10,121        6.33%         0.26%        0.18%
   11/30/1999          $10,318           $10,482         $9,939        $10,127        2.03%         -0.06%       0.06%
   12/31/1999          $10,942           $11,100         $9,878        $10,127        5.89%         -0.61%

*Source: Standard & Poor's Micropal.




             Past performance does not guarantee future results.


FRANKLIN ASSET ALLOCATION FUND
Financial Highlights

                                                                                        Class A
                                                        ----------------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                          1999(a)           1998           1997             1996             1995
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................      $9.96            $9.05          $8.32             $7.25            $6.11
                                                        ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................        .17              .18            .15               .14              .18
 Net realized and unrealized gains .................       1.67             1.03           1.10              1.11             1.14
                                                        ----------------------------------------------------------------------------
Total from investment operations ...................       1.84             1.21           1.25              1.25             1.32
                                                        ----------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................       (.17)            (.19)          (.15)             (.15)            (.18)
 Net realized gains ................................       (.30)            (.11)          (.37)             (.03)              --
                                                        ----------------------------------------------------------------------------
Total distributions ................................       (.47)            (.30)          (.52)             (.18)            (.18)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year .......................     $11.33            $9.96          $9.05             $8.32            $7.25
                                                        ============================================================================

Total return(b) ....................................      18.72%           13.54%         15.24%            17.41%           21.79%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $146,715         $108,268        $89,630           $56,867          $39,319
Ratios to average net assets:
 Expenses ..........................................       1.10%            1.13%          1.12%             1.21%            1.17%
 Net investment income .............................       1.60%            1.91%          1.73%             1.86%            2.86%
Portfolio turnover rate ............................      49.86%           54.28%         54.57%            60.11%           62.01%







(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




FRANKLIN ASSET ALLOCATION FUND
Financial Highlights (continued)


                                                                                                CLASS C
                                                                                          --------------------
                                                                                              YEAR ENDED
                                                                                          DECEMBER 31, 1999(C)
                                                                                          --------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................................................            $10.50
                                                                                          --------------------
Income from investment operations:
 Net investment income ...............................................................               .07
 Net realized and unrealized gains ...................................................              1.13
                                                                                          --------------------
Total from investment operations .....................................................              1.20
                                                                                          --------------------
Less distributions from:
 Net investment income ...............................................................              (.09)
 Net realized gains ..................................................................              (.30)
                                                                                          --------------------
Total distributions ..................................................................              (.39)
                                                                                          --------------------
Net asset value, end of year .........................................................            $11.31
                                                                                          ====================

TOTAL RETURN(b) ......................................................................             11.57%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................................................            $3,544
Ratios to average net assets:
 Expenses ............................................................................              1.85%(d)
 Net investment income ...............................................................              0.94%(d)
Portfolio turnover rate ..............................................................             49.86%



(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period May 1, 1999 (effective date) to December 31, 1999.

(d)Annualized





                     See notes to financial statements.

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999




                                                                         COUNTRY         SHARES       VALUE
---------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 71.4%
   CONSUMER NON-DURABLES 4.6%
   Coca-Cola Co. ...................................................    United States    20,000    $  1,165,000
   Estee Lauder Cos., A ............................................    United States    35,000       1,765,313
   Nestle SA .......................................................      Switzerland       480         879,221
   Philip Morris Cos. Inc. .........................................    United States    40,000         927,500
   The Procter & Gamble Co. ........................................    United States    20,000       2,191,250
                                                                                                   ------------
                                                                                                      6,928,284
                                                                                                   ------------
   CONSUMER SERVICES 5.1%
(a)Charter Communications Inc., A ..................................    United States    80,000       1,750,000
(a)Clear Channel Communications Inc. ...............................    United States    15,000       1,338,750
   Time Warner Inc. ................................................    United States    30,000       2,173,125
(a)United Pan-Europe Communications NV, A ..........................     Netherlands     18,400       2,352,562
                                                                                                   ------------
                                                                                                      7,614,437
                                                                                                   ------------
   ELECTRONIC TECHNOLOGY 11.1%
(a)Cisco Systems Inc. ..............................................    United States    45,000       4,820,625
   Intel Corp. .....................................................    United States    20,000       1,646,250
   Linear Technology Corp. .........................................    United States    20,000       1,431,250
   Lucent Technologies Inc. ........................................    United States    35,000       2,618,438
   Motorola Inc. ...................................................    United States    20,000       2,945,000
   Symbol Technologies Inc. ........................................    United States    35,000       2,224,688
(a)Waters Corp. ....................................................    United States    20,000       1,060,000
                                                                                                   ------------
                                                                                                     16,746,251
                                                                                                   ------------

   ENERGY 5.0%
   Chevron Corp. ...................................................    United States    22,500       1,949,063
   Conoco Inc., B ..................................................    United States    29,999         746,225
   Devon Energy Corp. ..............................................    United States    40,000       1,315,000
   Exxon Corp. .....................................................    United States    27,500       2,215,469
   Schlumberger Ltd. ...............................................    United States    20,000       1,125,000
   Transocean Sedco Forex Inc. .....................................    United States     3,872         130,438
                                                                                                   ------------
                                                                                                      7,481,195
                                                                                                   ------------
   FINANCE 3.2%
   American International Group Inc. ...............................    United States    21,875       2,365,234
   Bank of America Corp. ...........................................    United States    30,000       1,505,625
   Wells Fargo Co. .................................................    United States    25,000       1,010,938
                                                                                                   ------------
                                                                                                      4,881,797
                                                                                                   ------------
   HEALTH SERVICES .9%
   IMS Health Inc. .................................................    United States    50,000       1,359,375
                                                                                                   ------------
   HEALTH TECHNOLOGY 8.1%
   Abbott Laboratories .............................................    United States    35,000       1,270,938
(a)Biogen Inc. .....................................................    United States    20,000       1,690,000
   Bristol-Myers Squibb Co. ........................................    United States    20,000       1,283,750
(a)Genentech Inc. ..................................................    United States    30,000       4,035,000
(a)Genzyme Corp., General Division .................................    United States    20,000         900,000
   Pfizer Inc. .....................................................    United States    10,000         324,375



FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)




                                                                    COUNTRY              SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH TECHNOLOGY (CONT.)
   Roche Holding AG ..........................................       Switzerland             90      $  1,068,132
   Schering-Plough Corp. .....................................     United States         20,000           843,750
   Warner-Lambert Co. ........................................     United States         10,000           819,375
                                                                                                     ------------
                                                                                                       12,235,320
                                                                                                     ------------
   NON-ENERGY MINERALS 1.6%
   Barrick Gold Corp. ........................................         Canada            30,000           530,625
   Rio Tinto PLC, ADR ........................................     United Kingdom        20,000         1,895,000
                                                                                                     ------------
                                                                                                        2,425,625
                                                                                                     ------------
   PROCESS INDUSTRIES 2.6%
   Bowater Inc. ..............................................     United States         30,000         1,629,375
   E. I. du Pont de Nemours and Co. ..........................     United States         15,836         1,043,197
   Ecolab Inc. ...............................................     United States         30,000         1,173,750
                                                                                                     ------------
                                                                                                        3,846,322
                                                                                                     ------------
   PRODUCER MANUFACTURING 7.1%
   Deere & Co. ...............................................     United States         20,000           867,500
   General Electric Co. ......................................     United States         20,000         3,095,000
   Honeywell International Inc. ..............................     United States         28,125         1,622,461
   Illinois Tool Works Inc. ..................................     United States         35,000         2,364,688
   Minnesota Mining & Manufacturing Co. ......................     United States         15,000         1,468,125
   Pentair Inc. ..............................................     United States         31,000         1,193,500
                                                                                                     ------------
                                                                                                       10,611,274
                                                                                                     ------------
   REAL ESTATE 1.1%
   Equity Office Properties Trust ............................     United States         40,000           985,000
   Simon Property Group Inc. .................................     United States         30,000           688,125
                                                                                                     ------------
                                                                                                        1,673,125
                                                                                                     ------------
   RETAIL TRADE 6.9%
(a)Costco Cos. Inc. ..........................................     United States         20,000         1,825,000
   Dayton Hudson Corp. .......................................     United States         35,000         2,570,313
   Tiffany & Co. .............................................     United States         36,000         3,213,000
   Wal-Mart Stores Inc. ......................................     United States         40,000         2,765,000
                                                                                                     ------------
                                                                                                       10,373,313
                                                                                                     ------------
   TECHNOLOGY SERVICES 5.3%
(a)Computer Sciences Corp. ...................................     United States         20,000         1,892,500
(a)Equant NV, N.Y. shs. ......................................      Netherlands          20,000         2,240,000
   First Data Corp. ..........................................     United States         30,000         1,479,375
(a)Microsoft Corp. ...........................................     United States         20,000         2,335,000
                                                                                                     ------------
                                                                                                        7,946,875
                                                                                                     ------------
   TELECOMMUNICATIONS 3.5%
   AT&T Corp. ................................................     United States         40,000         2,030,000
   GTE Corp. .................................................     United States         30,000         2,116,875
   Swisscom AG ...............................................      Switzerland           2,870         1,160,615
                                                                                                     ------------
                                                                                                        5,307,490
                                                                                                     ------------

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)




                                                                               COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TRANSPORTATION .8%
   United Parcel Service Inc., B ...................................        United States              17,100          $1,179,900
                                                                                                                      -----------
   Utilities 4.5%
   Duke Energy Corp. ...............................................        United States              30,000           1,503,750
   Enron Corp. .....................................................        United States              60,000           2,662,500
(a)Kpnqwest NV .....................................................        Netherlands                21,500           1,370,625
   Montana Power Co. ...............................................        United States              35,200           1,269,400
                                                                                                                      -----------
                                                                                                                        6,806,275
                                                                                                                      -----------
   TOTAL COMMON STOCKS (COST $69,096,501) ..........................                                                  107,416,858
                                                                                                                      -----------
   CONVERTIBLE PREFERRED STOCKS 3.7%
   Apache Corp., 6.50%, cvt. pfd ...................................        United States              40,300           1,430,650
   Georgia-Pacific Corp., 7.50%, cvt. pfd ..........................        United States              35,500           1,814,938
(a)MediaOne Group Inc., 7.00%, cvt. pfd ............................        United States              33,300           1,598,400
   Tower Automotive Capital, 6.75%, cvt. pfd .......................        United States              20,000             730,000
                                                                                                                      -----------
   Total Convertible Preferred Stocks (Cost $5,210,244) ............                                                    5,573,988

                                                                                                                      -----------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT(c)
                                                                                                     ---------
BONDS .4%
Dayton Hudson Corp., 8.60%, 1/15/12 ...............................         United States            $250,000             270,998
Georgia-Pacific Corp., 9.125%, 7/01/22 ............................         United States             100,000             101,050
Pan-American Beverage Inc., senior note, 8.125%, 4/01/03 ..........         Mexico                    250,000             240,128
                                                                                                                      -----------
TOTAL BONDS (COST $596,005) .......................................                                                       612,176
                                                                                                                      -----------
CONVERTIBLE BONDS 1.4%
AT&T Corp. - Liberty Media Group cvt., 144A, 4.00%, 11/15/29 ......         United States           1,250,000           1,568,750
Thermo Electron Corp., cvt., 144A, 4.25%, 1/01/03 .................         United States             600,000             510,000
                                                                                                                      -----------
TOTAL CONVERTIBLE BONDS (COST $1,797,438) .........................                                                     2,078,750
                                                                                                                      -----------
U.S. GOVERNMENT AGENCY SECURITIES 2.2%
FNMA, 6.375%, 6/15/09 .............................................         United States           1,500,000           1,431,855
Freddie Mac, 5.75%, 4/15/08 .......................................         United States           2,000,000           1,837,108
                                                                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,447,036) .........                                                     3,268,963
                                                                                                                      -----------
U.S. GOVERNMENT SECURITIES 10.4%
U.S. Treasury Bond, 8.00%, 11/15/21 ...............................         United States             250,000             283,672
U.S. Treasury Bond, 6.25%, 8/15/23 ................................         United States           2,900,000           2,735,970
U.S. Treasury Bond, 6.875%, 8/15/25 ...............................         United States           1,000,000           1,018,438
U.S. Treasury Bond, 6.00%, 2/15/26 ................................         United States           3,000,000           2,745,000
U.S. Treasury Note, 5.50%, 1/31/03 ................................         United States           2,000,000           1,953,125
U.S. Treasury Note, 7.25%, 5/15/04 ................................         United States           1,300,000           1,340,218
U.S. Treasury Note, 5.875%, 11/15/05 ..............................         United States           2,000,000           1,942,500
U.S. Treasury Note, 3.375%, 1/15/07 ...............................         United States           1,000,000           1,000,363
U.S. Treasury Note, 6.125%, 8/15/07 ...............................         United States           1,700,000           1,657,500
U.S. Treasury Strip, 11/15/21 .....................................         United States           4,000,000             924,991
                                                                                                                      -----------
TOTAL U.S. GOVERNMENT SECURITIES (COST $16,385,886) ...............                                                    15,601,777
                                                                                                                      -----------
TOTAL LONG TERM INVESTMENTS (COST $96,533,110) ....................                                                   134,552,512
                                                                                                                      -----------

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)



                                                                                                         PRINCIPAL
                                                                                     COUNTRY              AMOUNT(c)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS 4.0%
   FHLB, 2/02/00 (COST $5,970,773) .........................................       United States        $6,000,000        $5,973,900
                                                                                                                        ------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $102,503,883) .......                                             140,526,412
                                                                                                                        ------------
(b)REPURCHASE AGREEMENT 6.4%
   Joint Repurchase Agreement, 2.582%, 12/31/99, (Maturity Value $9,538,337)
   (COST $9,536,285) .......................................................       United States         9,536,285         9,536,285
    Banc of America Securities LLC
    Barclays Capital Inc.
    Bear, Stearns & Co., Inc.
    Chase Securities Inc.
    Donaldson, Lufkin & Jenrette Securities Corp.
    Dresdner Kleinwort Benson, North America LLC
    Paribas Corporation
    Warburg Dillon Read LLC
                                                                                                                        ------------
    Collateralized by U.S. Treasury Bills & Notes
   TOTAL INVESTMENTS (COST $112,040,168) 99.9% .............................                                             150,062,697
   OTHER ASSETS, LESS LIABILITIES .1% ......................................                                                 196,298
                                                                                                                        ------------
   NET ASSETS 100.0% .......................................................                                            $150,258,995
                                                                                                                        ============



(a)Non-income producing.

(b)Investment is through participation in a joint account with other funds managed by the investment advisor. At December 31, 1999, all repurchase agreements held by the Fund had been entered into on that date.

(c)Securities traded in U.S. dollars unless otherwise indicated



                     See notes to financial statements.



FRANKLIN ASSET ALLOCATION FUND
Financial Statements

Statement of Assets and Liabilities
December 31, 1999



Assets:
 Investments in securities, at value (cost $112,040,168) ..............................................                 $150,062,697
                                                                                                                       ------------
 Receivables:
  Capital shares sold .................................................................................                      650,521
  Dividends and interest ..............................................................................                      452,478
                                                                                                                        ------------
      Total assets ....................................................................................                  151,165,696
                                                                                                                        ------------
Liabilities:
 Payables:
  Capital shares redeemed .............................................................................                      650,305
  Affiliates ..........................................................................................                      151,513
  Shareholders ........................................................................................                       68,711
 Other liabilities ....................................................................................                       36,172
                                                                                                                        ------------
      Total liabilities ...............................................................................                      906,701
                                                                                                                        ------------
       Net assets, at value                                                                                             $150,258,995
                                                                                                                        ============
Net assets consist of:
 Undistributed net investment income ..................................................................                      $53,840
 Net unrealized appreciation ..........................................................................                   38,022,529
 Accumulated net realized gain ........................................................................                    1,062,985
 Capital shares .......................................................................................                  111,119,641
                                                                                                                        ------------
      Net assets, at value ............................................................................                 $150,258,995
                                                                                                                        ============
CLASS A:
 Net asset value per share ($146,714,862 / 12,950,136 shares outstanding)* ............................                       $11.33
                                                                                                                        ============
 Maximum offering price per share ($11.33 / 94.25%) ...................................................                       $12.02
                                                                                                                        ============
CLASS C:
 Net asset value per share ($3,544,133 / 313,408 shares outstanding)* .................................                       $11.31
                                                                                                                        ============
 Maximum offering price per share ($11.31 / 99.00%) ...................................................                       $11.42
                                                                                                                        ============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN ASSET ALLOCATION FUND
Financial Statements (continued)

Statement of Operations
for the year ended December 31, 1999


Investment income:
(net of foreign taxes of $22,328)
 Dividends .............................................................................       $ 1,135,624
 Interest ..............................................................................         2,241,715
                                                                                               -----------
      Total investment income ..........................................................         3,377,339
                                                                                               -----------
Expenses:
 Management fees (Note 3) ..............................................................           757,931
 Distribution fees (Note 3)
  Class A ..............................................................................           310,818
  Class C ..............................................................................             9,012
 Transfer agent fees (Note 3) ..........................................................           176,003
 Custodian fees ........................................................................             7,083
 Reports to shareholders ...............................................................            41,422
 Registration and filing fees ..........................................................            40,018
 Professional fees .....................................................................            30,007
 Trustees' fees and expenses ...........................................................             3,897
 Other .................................................................................             6,790
                                                                                               -----------
      Total expenses ...................................................................         1,382,981
                                                                                               -----------
       Net investment income ...........................................................         1,994,358
                                                                                               -----------
Realized and unrealized gains:
 Net realized gain from:
  Investments ..........................................................................         4,516,192
  Transactions in written options which expired or were closed (Note 5) ................            41,428
  Foreign currency transactions ........................................................             6,945
                                                                                               -----------
      Net realized gain ................................................................         4,564,565
 Net unrealized appreciation on investments ............................................        15,843,406
                                                                                               -----------
Net realized and unrealized gain .......................................................        20,407,971
                                                                                               -----------
Net increase in net assets resulting from operations ...................................       $22,402,329
                                                                                               ===========


                     See notes to financial statements.

FRANKLIN ASSET ALLOCATION FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended December 31, 1999 and 1998


                                                                                                     1999                    1998
                                                                                                -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................            $1,994,358             $1,905,517
  Net realized gain from investments, options, and foreign currency transactions .....             4,564,565              1,166,727
  Net unrealized appreciation on investments .........................................            15,843,406              9,935,854
                                                                                                -----------------------------------
      Net increase in net assets resulting from operations ...........................            22,402,329             13,008,098
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................            (1,969,117)            (1,984,332)
   Class C ...........................................................................               (14,119)                  --
  Net realized gains:
   Class A ...........................................................................            (3,775,397)            (1,213,212)
   Class C ...........................................................................               (76,530)                  --
                                                                                                -----------------------------------
 Total distributions to shareholders .................................................            (5,835,163)            (3,197,544)
 Capital share transactions: (Note 2)
  Class A ............................................................................            22,098,801              8,827,148
  Class C ............................................................................             3,325,142                   --
                                                                                                -----------------------------------
 Total capital share transactions ....................................................            25,423,943              8,827,148
      Net increase in net assets .....................................................            41,991,109             18,637,702
Net assets
 Beginning of year ...................................................................           108,267,886             89,630,184
                                                                                                -----------------------------------
 End of year .........................................................................          $150,258,995           $108,267,886
                                                                                                ===================================
Undistributed net investment income included in net assets:
 End of year .........................................................................               $53,840                $35,773
                                                                                                ===================================


                       See notes to financial statements.


FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Asset Allocation Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The investment objective of the Fund is total return. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. OPTIONS:

In order to produce incremental income or protect against changes in the value of the underlying securities, the Fund may buy and sell put and call options, and write put and covered call options.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. When an option is exercised, the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. The Fund also has the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Premiums received by the Fund upon writing put or covered call options are recorded as an asset and an equivalent liability which is subsequently adjusted daily to equal the current market value of the option written. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. All collateral covering written options are held in a segregated account by the custodian bank.

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

Effective May 1, 1999, the Fund offers two classes of shares: Class A and Class
C. Outstanding shares before that date were designated as Class A shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

                                                                                 Year Ended December 31,
                                                          --------------------------------------------------------------------------
                                                                      1999                                     1998
                                                          --------------------------------------------------------------------------
                                                             Shares             Amount                Shares              Amount
                                                          --------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ....................................           5,839,883          $61,426,546            4,374,604          $40,768,517
Shares issued in reinvestment of distributions .             478,601            5,160,095              301,346            2,874,984
Shares redeemed ................................          (4,235,173)         (44,487,840)          (3,711,329)         (34,816,353)
                                                          --------------------------------------------------------------------------
Net increase ...................................           2,083,311          $22,098,801              964,621           $8,827,148
                                                          ==========================================================================
CLASS C SHARES:*
Shares sold ....................................             323,668           $3,434,754
Shares issued in reinvestment of distributions .               7,939               86,580
Shares redeemed ................................             (18,199)            (196,192)
                                                          --------------------------------
Net increase ...................................             313,408           $3,325,142
                                                          ================================



* For the period May 1, 1999 (effective date) to December 31, 1999.


FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment advisor, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE       MONTH-END NET ASSETS
       -------------------------------------------------------------------
          .625%        First $100 million
          .500%        Over $100 million, up to and including $250 million
          .450%        In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% and 1.00% per year of its average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $26,843 and $3,969, respectively.

The Fund paid transfer agent fees of $176,003, of which $153,550 was paid to Investor Services.



4. INCOME TAXES

At December 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $112,075,776 was as follows:

        Unrealized appreciation ........  $41,360,663
        Unrealized depreciation ........   (3,373,742)
                                          -----------
        Net unrealized appreciation ....  $37,986,921
                                          ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999 aggregated $75,437,895 and $52,507,916, respectively.

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS (cont.)

Transactions in written options for the year ended December 31, 1999 were as follows:

                                                        PREMIUMS
                                        NUMBER OF       RECEIVED
                                        CONTRACTS        (PAID)
                                        -------------------------
        Options outstanding at
         December 31, 1998.............     362       $ 161,759
        Options written................   2,200       1,092,140
        Options expired................    (300)       (133,346)
        Options exercised..............  (1,262)       (614,369)
        Options closed.................  (1,000)       (506,184)
                                        -------------------------
        Options outstanding at
         December 31, 1999.............     --        $      --
                                        =========================

6. CREDIT FACILITY

Certain Franklin Templeton Funds, including Franklin Asset Allocation Fund, are participants in a $750 million senior unsecured credit agreement for temporary or emergency purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Fund had not utilized this credit facility.



FRANKLIN ASSET ALLOCATION FUND
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FRANKLIN ASSET ALLOCATION FUND:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Asset Allocation Fund (the
Fund) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
February 3, 2000


FRANKLIN ASSET ALLOCATION FUND
Tax Designation


Under Section 852(b)(3)(c) of the Internal Revenue Code, the Fund hereby designates $3,227,452, as a capital gain dividend for the fiscal year ended December 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 30.03% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1999.